SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.
The Ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares (“ADSs”), each representing one fully paid ordinary share, par value NIS 1.00 per share of the Company are traded on NASDAQ.

b.         Share option plans:

2008 and 2016 Share Incentive Plan

In June 2008 the Company adopted the 2008 Share Incentive Plan (the “2008 Plan”) and in February 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan” and together with the 2008 Plan the “Plans”). The Company adopted the Plans to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company’s profitability.

Under each of the Plans, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company ordinary shares; share appreciation right; share and/or restricted share award (“RSA”); restricted stock unit (“RSU”) and/or other share unit; and/or other share-based award and/or other right or benefit under the Plans, including any such equity-related award that is a performance based award (each an "Award").

Generally, under the terms of the 2016 Plan, and unless determined otherwise by the Board of Directors, 25% of the restricted share units and par value options granted become vested on each of the four consecutive annual anniversaries following the date of grant. Specifically with respect to options (other than options granted at an exercise price equal to their nominal value), unless determined otherwise by the administrator of the 2016 Plan, 25% of an Award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years. Certain executive officers are entitled to acceleration of vesting of awards in the event of a change of control, subject to certain conditions. Awards with a vesting period expire six years after the date of grant. Options that are performance-based shall expire seven years following the date of grant. The 2016 Plan provides that the number of shares that may be subject to Awards granted under the 2016 Plan shall be an amount per calendar year, equal to 3.5% of the Company issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year. Awards are non-transferable except by will or the laws of descent and distribution.

Options would be granted at an exercise price equal to the average of the closing prices of one ADR, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2016 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share).

The Company Board of Directors also adopted an addendum to the 2016 Plan for Awards granted to grantees who are residents of Israel (the "Addendum") and resolved to elect the "Capital Gains Route" (as defined in Section 102(b)(2)) of the Tax Ordinance for the grant of Awards to Israeli grantees. The U.S. addendum of the 2016 Plan provides only for non-qualified stock options for purposes of U.S. tax laws. The 2016 Plan is generally administered by our Board of Directors and compensation committee.

During 2017, we granted 1,099,141 options and restricted share units under the 2016 Plan (which constituted 1.83% of the Company issued and outstanding share capital as of December 31, 2016).

Pursuant to the terms of the acquisitions of Actimize Ltd., e-Glue Software Technologies Inc., Fizzback, Merced Causata, Nexidia and inContact, the Company assumed or replaced unvested options, RSAs and RSUs and converted them or replaced them with NICE options, RSAs and RSUs, as applicable, based on an agreed exchange ratio. Each assumed or replaced option, RSA and RSU is subject to the same terms and conditions, including vesting, exercisability and expiration, as originally applied to any such option, RSA and RSU immediately prior to the acquisition.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2017, 2016 and 2015 was estimated using the following assumptions:

	2017	2016	2015

Expected volatility	21.69%-22.90%	21.05%-25.92%	23.02%-27.55%
Risk free interest rate	1.53%-2.00%	0.58%-2.04%	0.76%-1.18%
Expected dividend	0%	0%-1.00%	0%-1.29%
Expected term (in years)	3.5	3.5	3.5

A summary of the Company's stock options activity and related information for the year ended December 31, 2017, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	2,273,664	23.61	4.46	102,652
Granted	444,826	20.75
Exercised	(813,787)	23.35
Forfeited	(224,289)	22.85
Cancelled	(4,284)	15.00

Outstanding at December 31, 2017	1,676,130	23.07	4.45	115,390

Exercisable at December 31, 2017	598,843	33.38	3.45	35,049

The weighted-average grant-date fair value of options granted during the years 2017, 2016 and 2015 was $61.54, $46.24 and $32.58, respectively.

The total intrinsic value of options exercised during the years 2017, 2016 and 2015 was $42,592, $35,664 and $40,519, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2017 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2017	term	price	2017	exercisable
		(Years)	$		$

$0.29	922,427	4.46	0.29	197,933	0.29
$0.69	1,888	1.90	0.69	1,888	0.69
$6.72-9.89	8,861	6.66	7.03	6,655	7.12
$11.40-15.16	3,301	2.73	14.09	3,301	14.09
$17.72	934	3.20	17.72	934	17.72
$28.64-42.92	339,873	4.12	39.15	200,777	38.61
$43.01-64.06	211,186	4.52	52.79	90,409	59.11
$64.61-85.14	187,660	4.83	73.63	96,946	69.36

	1,676,130	4.45	23.07	598,843	33.38

A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2017, is as follows:

Number of RSU and RSA (*)

Outstanding at January 1, 2017	1,498,643
Granted	654,315
Vested	(456,807)
Cancelled	(250)
Forfeited	(170,889)

Outstanding at December 31, 2017	1,525,012

(*)	NIS 1 par value which represents approximately $0.29

As of December 31, 2017, there was approximately $92,650 of unrecognized compensation expense related to non-vested stock options, RSUs and RSAs, expected to be recognized over a period of up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2016 and 2015, was comprised as follows:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$11,337	$7,878	$3,712
Research and development, net	9,038	5,676	2,161
Selling and marketing	23,107	16,403	11,266
General and administrative	13,498	10,590	10,521

Total stock-based compensation expenses	$56,980	$40,547	$27,660

c.	Treasury shares:

On May 6, 2015 the Company's Board of Directors authorized a program to repurchase up to $100,000 of the Company's issued and outstanding Ordinary shares and ADRs. On January 10, 2017 the Company announced that the Board of Directors authorized a program to repurchase up to an additional $150,000 of the Company's issued and outstanding ordinary shares and ADRs. This share repurchase program commenced on April 7, 2017 following completion of the prior program. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The programs do not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

d.         Dividends:

On February 13, 2013, the Company announced that the Board of Directors had approved a dividend policy under which the Company intended to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the Board from non-taxable approved enterprise earning. Under Israeli law, dividends may be paid only out of total accumulated retained profits and other surplus (as defined in the law) as of the most recent financial statements or as accrued over a period of the last two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due. Dividends are generally declared and paid in U.S. dollars, although the Company may pay such dividends in Israeli currency.

On January 10, 2017 the Company announced its capital return strategy to optimize the Company’s long term growth profile. In connection with adopting this strategy, the Board of Directors eliminated the dividend policy effective in the first quarter of 2017.

The total amount of annual dividend declared and paid in 2017 and 2016 was $0.16, $0.64 per share.